Operating expenses - Disclosure of Other Operating Income (Expense) (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Analysis of income and expense [abstract]
Other operating expenses	€ (2,542)	€ (985)		€ (5,414)
Total Other operating income and expenses	(2,542)	(985)		(5,414)
Disclosure Of Operating Expenses [Line Items]
Revenues	30,058	€ 0		10
Termination benefits expense	700
Contract termination indemnities				€ 5,400
Janssen
Disclosure Of Operating Expenses [Line Items]
Revenues	€ (1,600)
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure Of Operating Expenses [Line Items]
Contract termination indemnities | $			$ 1.0		$ 6.5